Bank loans: Credit lines (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 MXN ($)	Sep. 11, 2020 COP ($)	Sep. 11, 2020 MXN ($)	Jun. 29, 2020 MXN ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 MXN ($)
Bank loans:
Credit line used				$ 7,135,795					$ 7,054,546
Principle amortization				(245,520)					(152,047)
Commissions and interest - Net	$ 37,895	$ 10,453
Short Term				808,515					238,235
Long-Term				6,641,941					6,488,569
Long- term				6,119,655					6,674,717
Fair value				6,400,498					6,712,834
Mexico
Bank loans:
Credit line used				3,980,000					4,000,000
Principle amortization				(20,000)
Commissions and interest - Net	11,210	(7,532)
Short Term				322,209					23,998
Long- term				3,649,001					3,968,470
Fair value				3,947,277					4,090,050
Colombia (Airplan)
Bank loans:
Credit line used			$ 375,525,853	2,956,708	$ 11,612,000,000	$ 67,041		$ 402,597,463	3,054,546
Principle amortization				(225,520)					(152,047)
Commissions and interest - Net	26,670	17,985
Short Term				287,204					214,237
Long- term				2,470,654					2,706,247
Fair value				2,254,033					2,622,784
Santandar
Bank loans:
Credit line used				2,000,000					2,000,000
Commissions and interest - Net	(5,133)	(7,933)
Long- term				1,994,867					1,992,067
Fair value				1,989,862					2,044,664
BBVA Bancomer, S. A.
Bank loans:
Credit line used				1,980,000					2,000,000
Principle amortization				(20,000)
Commissions and interest - Net	16,343	401
Short Term				322,209					23,998
Long- term				1,654,134					1,976,403
Fair value				1,957,415					2,045,386
Bancolombia
Bank loans:
Credit line used			125,250,000	984,985				137,250,000	1,041,415
Principle amortization				(69,959)					(51,834)
Commissions and interest - Net	9,410	6,474
Short Term				81,758					73,067
Long- term				842,678					922,987
Fair value				752,072					894,131
Bancolombia one
Bank loans:
Credit line used			8,128,400	67,697
Principle amortization				(20,309)
Commissions and interest - Net	91
Short Term				47,479
Fair value				47,957
Banco Popular De Puerto Rico
Bank loans:
Credit line used			10,000	199,087
Commissions and interest - Net	15
Short Term				199,102
Fair value				199,188
Banco Popular De Puerto Rico | Mexico
Bank loans:
Credit line used							$ 1,500,000
CorpBanca Columbia
Bank loans:
Credit line used			85,170,000	670,111				93,330,000	708,472
Principle amortization				(47,572)					(35,247)
Commissions and interest - Net	7,511	5,503
Short Term				55,565					49,657
Long- term				574,485					629,071
Fair value				511,409					608,009
Banco Davivienda
Bank loans:
Credit line used			75,149,985	591,130				82,349,995	624,983
Principle amortization				(41,975)					(31,101)
Commissions and interest - Net	6,098	4,332
Short Term				49,012					43,799
Long- term				506,241					554,416
Fair value				451,243					536,479
Banco de Bogota
Bank loans:
Credit line used			30,894,211	242,820				33,854,211	256,744
Principle amortization				(17,256)					(12,786)
Commissions and interest - Net	1,893	1,106
Short Term				20,227					18,014
Long- term				207,230					227,049
Fair value				185,511					220,552
Banco de Occidente
Bank loans:
Credit line used			30,894,228	242,818				33,854,228	256,742
Principle amortization				(17,256)					(12,786)
Commissions and interest - Net	1,758	1,098
Short Term				20,100					18,014
Long- term				207,220					227,040
Fair value				185,511					220,552
Banco Popular
Bank loans:
Credit line used			6,679,029	52,292				7,319,029	55,309
Principle amortization				(3,731)					(2,765)
Commissions and interest - Net	(213)	(348)
Short Term				4,475					4,023
Long- term				43,873					48,174
Fair value				40,110					47,687
Banco AV Villas
Bank loans:
Credit line used			6,680,000	52,558				7,320,000	55,566
Principle amortization				(3,731)					(2,764)
Commissions and interest - Net	589	432
Short Term				4,358					3,895
Long- term				45,058					49,339
Fair value				40,110					47,687
Servicios Financieros
Bank loans:
Credit line used			$ 6,680,000	52,297				$ 7,320,000	55,315
Principle amortization				(3,731)					(2,764)
Commissions and interest - Net	$ (467)	$ (612)
Short Term				4,230					3,768
Long- term				43,869					48,171
Fair value				$ 40,110					$ 47,687